Separation of Kyndryl - Net Impact to stockholders equity (Details) - USD ($) $ in Millions		12 Months Ended
	Nov. 03, 2021	Dec. 31, 2021
Divestitures
Shares retained (as percent)	19.90%
Kyndryl Holdings, Inc
Divestitures
Ownership interest by stockholders (in percent)	19.90%
Shares retained, net book value	$ 681
Managed infrastructure services unit | Disposed by separation
Divestitures
Increase in stockholders equity		$ (7,203)
Managed infrastructure services unit | Disposed by separation | Retained Earnings
Divestitures
Increase in stockholders equity		(8,404)
Managed infrastructure services unit | Disposed by separation | Accumulated Other Comprehensive Income/(Loss)
Divestitures
Increase in stockholders equity		1,264
Managed infrastructure services unit | Disposed by separation | Non-Controlling Interests
Divestitures
Increase in stockholders equity		$ (62)